Equity Incentive Plan (Details) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	10.1
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	3.0
Employee Stock Purchase Plan, Shares Authorized	2.0
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	$ 0	$ 9,000	$ 347,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 7,300,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 1 month